Investments in subsidiaries	12 Months Ended
Dec. 31, 2018
Investments accounted for using equity method [abstract]
Investments in subsidiaries
4.	Investments in subsidiaries

Details of significant subsidiaries of the Group are as follows:

Name of significant subsidiary	Place of incorporation/ business	Group’s effective equity interest
		31.12.2017	31.12.2018
		%	%

Guangxi Yuchai Machinery Company Limited	People’s Republic of China	76.4	76.4
Guangxi Yuchai Machinery Monopoly Development Co., Ltd	People’s Republic of China	54.9	54.9
Guangxi Yuchai Accessories Manufacturing Company Limited	People’s Republic of China	76.4	76.4
Guangxi Yuchai Equipment Mould Company Limited	People’s Republic of China	76.4	76.4
Guangxi Yulin Hotel Company Limited	People’s Republic of China	76.4	76.4
Jining Yuchai Engine Company Limited	People’s Republic of China	76.4	76.4
Yuchai Remanufacturing Services (Suzhou) Co., Ltd.	People’s Republic of China	76.4	76.4
HL Global Enterprises Limited	Singapore	50.2	50.2

The Group has the following subsidiary that has non-controlling interests (“NCI”) that are material to the Group.

	31.12.2016	31.12.2017	31.12.2018
Proportion of equity interest held by NCI
Yuchai	23.6%	23.6%	23.6%

	31.12.2016 RMB’000	31.12.2017 RMB’000	31.12.2018 RMB’000	31.12.2018 US$’000
	(Restated)	(Restated)
Accumulated balances of material NCI
Yuchai		2,433,117	2,556,644	382,153

Profit allocated to material NCI
Yuchai	212,927	270,452	252,394	37,726

Dividends paid to material NCI
Yuchai	83,677	98,941	135,905	20,314

Summarized financial information including goodwill on acquisition and consolidation adjustments but before intercompany eliminations of subsidiaries with material non-controlling interests are as follows:

31.12.2016
Yuchai RMB’000
(Restated)
Summarized statement of comprehensive income
Revenue	13,576,842

Profit for the year, representing total comprehensive income for the year	738,733

Attributable to NCI	212,927

Summarized statement of cash flows
Operating	2,329,367
Investing	(293,477)
Financing	(1,697,173)

Net increase in cash and cash equivalents	338,717

31.12.2017
Yuchai
RMB’000
(Restated)
Summarized statement of financial position
Current assets	14,717,316
Non-current assets, excluding goodwill	4,693,931
Goodwill	212,636
Current liabilities	(9,327,449)
Non-current liabilities	(530,188)

Net assets	9,766,246

Total equity	9,766,246

Attributable to NCI	2,433,117

Summarized statement of comprehensive income
Revenue	16,140,621

Profit for the year, representing total comprehensive income for the year	960,359

Attributable to NCI	270,452

Summarized statement of cash flows
Operating	1,435,156
Investing	(215,817)
Financing	221,660

Net increase in cash and cash equivalents	1,440,999

	31.12.2018
	Yuchai
	RMB’000	US$’000
Summarized statement of financial position
Current assets	15,498,171	2,316,583
Non-current assets, excluding goodwill	4,925,347	736,214
Goodwill	212,636	31,784
Current liabilities	(9,489,499)	(1,418,439)
Non-current liabilities	(828,993)	(123,913)

Net assets	10,317,662	1,542,229

Total equity	10,317,662	1,542,229

Attributable to NCI	2,556,644	382,153

Summarized statement of comprehensive income
Revenue	16,210,467	2,423,053

Profit for the year, representing total comprehensive income for the year	867,438	129,660

Attributable to NCI	252,394	37,726

Summarized statement of cash flows
Operating	701,716	104,889
Investing	(331,416)	(49,538)
Financing	(66,975)	(10,011)

Net increase in cash and cash equivalents	303,325	45,340

Significant restrictions

The nature and extent of significant restrictions on the Group’s ability to use or access assets and settle liabilities of subsidiaries with material non-controlling interests are:

Cash and cash equivalents of RMB 5,015.2 million (US$749.6 million) (2017: RMB 4,710.2 million) held in the PRC are subject to local exchange control regulations. These regulations places restriction on the amount of currency being exported other than through dividends, trade and service related transactions.

Acquisition of additional interest in a joint venture in 2016

In December 2016, Yuchai acquired an additional 32.5% equity interest in its 35% owned joint venture, YC Europe Co., Limited (“YC Europe”) through share allotment transfer and the injection of share capital will be completed in phases. Upon the full injection of capital, Yuchai’s equity interest in YC Europe will increase from 35% to 67.5%.

The Group has elected to measure the non-controlling interest at the non-controlling interest’s proportionate share of YC Europe’s net identifiable assets. There was no gain or loss on remeasuring previously held equity interest in YC Europe to fair value at the acquisition date.

YC Europe was newly incorporated in April 2015 to market off-road engines (excluding marine engines) in Europe. As at December 31, 2016, YC Europe is a subsidiary of the Group. The contribution from the acquisition to the Group’s financial performance for the year ended December 31, 2016, and net assets as at December 31, 2016 were not material.

Goodwill arising from the acquisition of RMB 1.1 million was fully written off and recognized in the “other operating expenses” line item in the Group’s profit or loss for the year ended December 31, 2016.

Acquisition of ownership in subsidiaries, without loss of control in 2016

In September 2016, YMMC acquired 47.53% of equity interest in Sichuan Yuchai Machinery Industry Company Limited (“YMMC Sichuan”) from non-controlling interest for a cash consideration of RMB 8.9 million. As a result, YMMC Sichuan became wholly owned subsidiary of YMMC.

Acquisition of ownership in subsidiaries, without loss of control in 2017

(i)

In June 2017, GYAMC acquired 25% of equity interest in Guangxi Yuchai Crankshaft Co., Limited (“Crankshaft”) from non-controlling interest for a cash consideration of RMB 1.3 million. As a result, Crankshaft became wholly owned subsidiary of GYAMC.

(ii)

In October 2017, YMMC acquired 49% of equity interest in Hunan Yuchai Machinery Industry Company Limited (“YMMC Hunan”) from non-controlling interest for a cash consideration of RMB 6.7 million. As a result, YMMC Hunan became wholly owned subsidiary of YMMC.

(iii)	In November 2017, Yuchai acquired 100% issued shares in Jining Yuchai for a cash consideration of RMB 0.3 million. As a result, Jining Yuchai became wholly owned subsidiary of Yuchai.

Prior to the acquisition, Yuchai control 100% of Jining Yuchai through various contractual agreements and consolidated Jining Yuchai’s financial results in the Group’s consolidated financial statements.

Disposal of subsidiaries in 2017

On November 22, 2017, HLGE disposed its entire shareholding in its wholly owned subsidiary, LKN Investment International Pte. Ltd (“LKNII”) together with LKNII’s wholly owned subsidiary, Shanghai Hutai Real Estate Development Co., Ltd to a third party for a cash consideration of RMB 395.0 million.

The value of assets and liabilities of the disposal recorded in the consolidated financial statements and the cash flow effect of the disposals were:

31.12.2017
RMB’000
Property, plant and equipment (Note 11)	104,844
Trade receivables and other receivables	3,257
Cash and bank balances	9,153

117,254
Trade and other payables	(3,737)
Provision for taxation	(44)
Deferred taxation	(588)

Carrying value of net assets	112,885

Gain on disposal:
Total consideration	395,000
Less: Cost of disposal	(47,532)

Total consideration less cost of disposal	347,468
Net assets derecognized	(112,885)
Realization of foreign translation reserves upon disposal	(18,468)

Gain on disposal of the subsidiaries (Note 8.2(a))	216,115

Total consideration less cost of disposal	347,468
Add: Transaction cost unpaid	33,287
Less: Retention sum receivables	(30,000)
Cash and bank balances of the subsidiaries	(9,153)

Net cash inflow on disposal of the subsidiaries	341,602